EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (Narrative) (Details) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 26, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Equity Purchase Agreement And Registration Rights Agreement [Line Items]
Proceeds for equity purchase agreement		$ 314,416	$ 87,786
Equity Purchase And Registration Rights Agreement [Member]
Equity Purchase Agreement And Registration Rights Agreement [Line Items]
Agreement description	The maximum amount that the Company shall be entitled to put to the Investor in each put notice shall not exceed the lesser of $500,000 or one hundred fifty percent (150%) of the average daily trading volume of the Company’s Common Stock during the ten (10) trading days preceding the put. Pursuant to the Equity Purchase Agreement, the Investor and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to the Investor that would result in the Investor’s beneficial ownership of the Company’s outstanding Common Stock exceeding 9.99%. The price of each put share shall be equal to eighty five percent (85%) of the Market Price (as defined in the Equity Purchase Agreement). Puts may be delivered by the Company to the Investor until the earlier of (i) the date on which the Investor has purchased an aggregate of $5,000,000 worth of Common Stock under the terms of the Equity Purchase Agreement, (ii)August 26, 2022, or (iii) written notice of termination delivered by the Company to the Investor, subject to certain equity conditions set forth in the Equity Purchase Agreement.
Agreed value of shares to be purchased under the agreement	$ 5,000,000
No of shares committed to be issued under the agreement	40,000
No of commitment shares renegotiated	20,000
Fair value of commitment shares recorded as deferred offering cost	$ 48,300
Equity Purchase Agreement [Member]
Equity Purchase Agreement And Registration Rights Agreement [Line Items]
Stock issued for equity purchase agreement		120,000		120,000
Proceeds for equity purchase agreement		$ 314,416		$ 108,076
Equity Purchase Agreement [Member] | Minimum [Member]
Equity Purchase Agreement And Registration Rights Agreement [Line Items]
Stock price per share		$ 2.44		$ 0.79
Equity Purchase Agreement [Member] | Maximum [Member]
Equity Purchase Agreement And Registration Rights Agreement [Line Items]
Stock price per share		$ 2.85		$ 1.54